Financial risk management (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	$ (28,459)	$ (9,996)
U S D [Member]
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	(28,373)	(9,952)
E U R [Member]
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	(86)	(14)
C H F [Member]
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year		$ (30)